Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carry-forward	$ 87,254	$ 41,826
Valuation allowance	(87,254)	(41,826)	$ (43,491)
Total deferred tax assets